Related Party Transactions - Founder Shares (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2016 shares	Oct. 14, 2016 shares	Dec. 14, 2015 USD ($) $ / shares shares	Nov. 24, 2015 shares	Oct. 31, 2016 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) shares
Related Party Transactions
Minimum ownership of ordinary shares by initial shareholders (as a percent)						20.00%	20.00%
Founder Shares redemption covenant, minimum price per share | $ / shares						$ 12.00
Class B
Related Party Transactions
Ordinary shares, shares issued						7,750,000	7,750,000		8,625,000
Ordinary shares, value | $						$ 775	$ 775	[1]	$ 863	[1]
Shares subject to forfeiture									1,125,000
Shares forfeited	875,000
Ratio of conversion from Class B to Class A ordinary shares						1	1
Founder Shares Transactions | Class B
Related Party Transactions
Ratio of conversion from Class B to Class A ordinary shares						1
Restriction to transfer Class B ordinary shares (in years)						1 year
Founder Shares redemption covenant, threshold trading days						20 days
Founder Shares redemption covenant, threshold consecutive trading days						30 days
Founder Shares redemption covenant, minimum restriction term (in days)						150 days
Founder Shares Transactions | Sponsor
Related Party Transactions
Shares subject to forfeiture			1,125,000
Founder Shares Transactions | Sponsor | Class B
Related Party Transactions
Ordinary shares, shares issued			8,625,000
Price per share | $ / shares			$ 0.003
Ordinary shares, value | $			$ 25,000
Shares subject to forfeiture			1,125,000
Shares forfeited		875,000		875,000
Ratio of conversion from Class B to Class A ordinary shares							1
Restriction to transfer Class B ordinary shares (in years)							1 year
Founder Shares redemption covenant, minimum price per share | $ / shares							$ 12.00
Founder Shares redemption covenant, threshold trading days							20 days
Founder Shares redemption covenant, threshold consecutive trading days							30 days
Founder Shares redemption covenant, minimum restriction term (in days)							150 days
Founder Shares Transactions | Initial Shareholders
Related Party Transactions
Minimum ownership of ordinary shares by initial shareholders (as a percent)		20.00%	20.00%				20.00%
Founder Shares Transactions | Director | Class B
Related Party Transactions
Ordinary shares, shares issued					50,000
Ordinary shares transferred					50,000
Price per share | $ / shares					$ 0.003
Additional purchase of ordinary shares					421,250

[1]	Includes 875,000 shares that were forfeited on November 25, 2016 following expiration of the underwriters? over-allotment option at December 31, 2015 (see Note 6).